INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net (Excluding Goodwill)	$ 2,491,677
Amortization of Intangible Assets	108,333
Finite-Lived Intangible Asset, Expected Amortization, Year One	650,000
Finite-Lived Intangible Asset, Expected Amortization, Year Two	866,666
Finite-Lived Intangible Asset, Expected Amortization, Year Three	866,666
Finite-Lived Intangible Asset, Expected Amortization, Year Four	$ 216,668